Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 16. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is subject to the possibility of loss contingencies arising in its business and such contingencies are accounted for in accordance with ASC Topic 450, “Contingencies.” In determining loss contingencies, the Company considers the possibility of a loss as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss is recorded when it is considered probable that a liability has been incurred and when the amount of loss can be reasonably estimated. In the ordinary course of business, the Company is routinely a defendant in or party to various pending and threatened legal claims and proceedings. The Company believes that any liability resulting from these various claims will not have a material adverse effect on its results of operations or financial condition; however, it is possible that extraordinary or unexpected legal fees could adversely impact our financial results during a particular period. During its ordinary course of business, the Company enters into obligations to defend, indemnify and/or hold harmless various customers, officers, directors, employees, and other third parties. These contractual obligations could give rise to additional litigation costs and involvement in court proceedings.

On June 22, 2012, Geveran Investments Limited (“Geveran”), a stockholder of the Company, filed a lawsuit against the Company and several others in the Circuit Court of the Seventeenth Judicial Circuit in and for Broward County, Florida. The action, styled Geveran Investments Limited v. Lighting Science Group Corp., et al., Case No. 12-17738 (07), names as defendants the Company; Pegasus Capital Advisors, L.P. (“Pegasus”) and nine other entities affiliated with Pegasus; Richard Weinberg, a former director and former interim CEO of the Company and a former partner at Pegasus; Gregory Kaiser, a former CFO of the Company; J.P. Morgan Securities, LLC (“J.P. Morgan”); and two employees of J.P. Morgan. Geveran seeks rescission of its $25.0 million investment in the Company, as well as recovery of attorneys’ fees and court costs, jointly and severally against the Company, Pegasus, Mr. Weinberg, Mr. Kaiser, J.P. Morgan and the two J.P. Morgan employees, for alleged violation of Florida securities laws. Geveran alternatively seeks unspecified money damages, as well as recovery of court costs, for alleged common law negligent misrepresentation against these same defendants. In July 2013, following the court’s partial grant of Defendants’ Motion to Dismiss the Complaint for More Definite Statement, Geveran served its First Amended Complaint, which adds three new claims for intentional torts.

The Company has retained counsel, denies liability in connection with this matter, and intends to continue to vigorously defend against the claims asserted by Geveran. While the case is in its early stages and the outcome of any litigation is inherently difficult to predict, the Company currently believes that it has strong defenses against Geveran’s claims of rescission, that a grant of the remedy of rescission is unlikely and the amount of possible loss, if any, cannot be reasonably estimated at this time. The outcome, if unfavorable, could have a material adverse effect on the Company.

On August 3, 2012, the Company and its co-defendants filed a motion to transfer this lawsuit from Broward County to the Circuit Court of the Eighteenth Judicial Circuit in and for Brevard County, Florida. On October 30, 2012, the court entered an order transferring the lawsuit to the Ninth Judicial Circuit in and for Orange County, Florida. In September 2013, that order was affirmed by the Fourth District Court of Appeals. The litigation is now proceeding in Orange County (Case No. 2012-CA-020121-O).

The Company believes that, subject to the terms and conditions of the relevant policies (including retention and policy limits), directors and officers insurance coverage will be available to cover nearly all of the Company’s legal fees and costs in this matter. However, given the unspecified nature of Geveran’s maximum damage claims, insurance coverage may not be available for, or such coverage may not be sufficient to fully pay, a judgment or settlement in favor of Geveran. The Company has also paid a portion of the legal fees incurred by J.P. Morgan and its affiliates in this lawsuit in connection with the engagement of J.P. Morgan as placement agent for the Company’s private placement with Geveran, and expects to pay, in the future, the reasonable legal fees incurred by J.P. Morgan in this case. Such payments are not covered by the Company’s insurance coverage and have been substantial. The engagement letter executed with J.P. Morgan provides that the Company will indemnify J.P. Morgan and its affiliates from liabilities relating to J.P. Morgan’s activities as placement agent, unless such activities are finally judicially determined to have resulted from J.P. Morgan’s bad faith, gross negligence or willful misconduct.

During October 2011, the Company was notified of a contract dispute between LSGBV, the Company’s subsidiary in the Netherlands, and one of its distributors in which the distributor is seeking monetary damages of approximately $1.2 million. Arbitration was held before the International Chamber of Commerce (“ICC”), in The Hague, in January 2013, and a decision is expected to be rendered in the near future, following the completion of a report by an ICC appointed economics expert. The Company estimates a loss of up to $300,000 in connection with this matter, and has provided a reserve for this amount in its financial statements.

NOTE 20: COMMITMENTS AND CONTINGENCIES

Purchase Commitments

As of December 31, 2012, the Company had $13.4 million in purchase commitments, which are generally non-cancellable.

Lease Commitments

As of December 31, 2012, the Company had the following commitments under operating leases for property and equipment for each of the next five years:

Year	Amount
2013	$1,517,300
2014	895,885
2015	823,538
2016	762,650
2017	724,476
Thereafter	120,746

$4,844,595

During the years ended December 31, 2012, 2011 and 2010, the Company incurred rent expense of $2.3 million, $2.6 million and $1.4 million, respectively.

Agreements with Contract Manufacturers

The Company currently depends on a small number of contract manufacturers to manufacture its products. If any of these contract manufacturers were to terminate their agreements with the Company or fail to provide the required capacity and quality on a timely basis, the Company may be unable to manufacture and ship products until replacement contract manufacturing services could be obtained.

Other Contingencies

The Company is subject to the possibility of loss contingencies arising in its business and such contingencies are accounted for in accordance with ASC Topic 450, “Contingencies.” In determining loss contingencies, the Company considers the possibility of a loss as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss is recorded when it is considered probable that a liability has been incurred and when the amount of loss can be reasonably estimated. In the ordinary course of business, the Company is routinely a defendant in or party to various pending and threatened legal claims and proceedings. The Company believes that any liability resulting from these various claims will not have a material adverse effect on its results of operations or financial condition; however, it is possible that extraordinary or unexpected legal fees could adversely impact our financial results during a particular period. During its ordinary course of business, the Company enters into obligations to defend, indemnify and/or hold harmless various customers, officers, directors, employees, and other third parties. These contractual obligations could give rise to additional litigation costs and involvement in court proceedings.

On June 22, 2012, Geveran Investments Limited (“Geveran”), a stockholder of the Company, filed a lawsuit against the Company and several others in the Circuit Court of the Seventeenth Judicial Circuit in and for Broward County, Florida. The action, styled Geveran Investments Limited v. Lighting Science Group Corp., et al., Case No. 12-17738 (07), names as defendants the Company; Pegasus Capital Advisors, L.P. (“Pegasus”) and nine other entities affiliated with Pegasus; Richard Weinberg, a former Director and former interim CEO of the Company and a former partner of Pegasus; Gregory Kaiser, a former CFO of the Company; J.P. Morgan Securities, LLC (“J.P. Morgan”); and two employees of J.P. Morgan. Geveran seeks rescission of its $25.0 million investment in the Company, as well as recovery of attorneys’ fees and court costs, jointly and severally against the Company, Pegasus, Mr. Weinberg, Mr. Kaiser, J.P. Morgan and the two J.P. Morgan employees, for alleged violation of Florida securities laws. Geveran alternatively seeks unspecified money damages, as well as recovery of court costs, for alleged common law negligent misrepresentation against these same defendants.

The Company has retained counsel, denies liability in connection with this matter, and intends to vigorously defend against the claims asserted by Geveran. While the case is in its early stages and the outcome of any litigation is inherently difficult to predict, the Company currently believes that it has strong defenses against Geveran’s claims. Nonetheless, the amount of possible loss, if any, cannot be reasonably estimated at this time. The outcome, if unfavorable, could have a material adverse effect on the Company.

On August 3, 2012, the Company and its co-defendants filed a motion to transfer this lawsuit from Broward County to the Circuit Court of the Eighteenth Judicial Circuit in and for Brevard County, Florida. On October 30, 2012, the court entered an order transferring the lawsuit to the Ninth Judicial Circuit in and for Orange County, Florida. The Company and its co-defendants are currently appealing the denial of their motion to transfer the lawsuit to Brevard County. During the pendency of the appeal, the litigation is proceeding in Orange County (Case No. 2012-CA-020121-O).

The Company believes that, subject to the terms and conditions of the relevant policies (including retention and policy limits), Directors and Officers insurance coverage will be available to cover the Company’s legal fees and costs in this matter. However, given the unspecified nature of Geveran’s maximum damage claims, insurance coverage may not be available for, or such coverage may not be sufficient to fully pay, a judgment or settlement in favor of Geveran. The Company has also been paying, and expects to continue to pay, the reasonable legal expenses incurred by J.P. Morgan and its affiliates in this lawsuit in connection with the engagement of J.P. Morgan as placement agent for the Company’s private placement with Geveran. Such payments are not covered by the Company’s insurance coverage. The engagement letter executed with J.P. Morgan provides that the Company will indemnify J.P. Morgan and its affiliates from liabilities relating to J.P. Morgan’s activities as placement agent, unless such activities are finally judicially determined to have resulted from J.P. Morgan’s bad faith, gross negligence or willful misconduct. While the case is in its early stages and the outcome of any litigation is inherently difficult to predict, the Company currently believes that it has strong defenses against Geveran’s claim for rescission, that a grant of the remedy of rescission is unlikely and the amount of possible loss, if any, cannot be reasonably estimated.

During October 2011, the Company was notified of a contract dispute between LSGBV and one of its distributors in which the distributor is seeking monetary damages of approximately $1.2 million. Arbitration was held before the International Chamber of Commerce, in The Hague, in January 2013, and a decision is expected to be rendered shortly, following the completion of a report by a panel-appointed economics expert. The Company estimates a loss of up to $300,000 in connection with this matter, and has accrued that approximate amount in its financial statements.